Equity (High Performance Unit Program) (Details) $ / shares in Units, $ in Millions		12 Months Ended
	Aug. 13, 2015 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) vote plan shares	Dec. 31, 2016 shares
Class of Stock [Line Items]
HPUs outstanding (in shares)	14,888
Common stock equivalent underlying HPUs (in shares)	2,800,000
Cash exchange rate for CSE underlying HPU (in dollars per share) | $ / shares	$ 9.30
Common stock exchange rate for CSE underlying HPU, Shares	0.7
HPU cash value acquired | $	$ 9.8
Stock issued during period (in shares)	1,200,000
Stock issued | $	$ 15.2
High performance units, value | $	$ 9.8
HPU
Class of Stock [Line Items]
Stock performance award, number of voting rights per share | vote		0.25
Percentage of holders with binding commitments to tender, cash redemption	37.00%
Percentage of holders with binding commitments to tender	63.00%
High Performance Unit Program
Class of Stock [Line Items]
Stock performance award initial purchase price of participant interest | $		$ 9.8
Stock performance award, number of plans, not meet performance thresholds | plan		4
High Performance Unit Program 2002 Plan | Employee Stock Performance Award Participant | HPU
Class of Stock [Line Items]
Stock performance award common stock shares basis for distribution calculation		819,254
Stock performance award, shares outstanding, number		5,000
High Performance Unit Program 2003 Plan | Employee Stock Performance Award Participant | HPU
Class of Stock [Line Items]
Stock performance award common stock shares basis for distribution calculation		987,149
Stock performance award, shares outstanding, number			5,000
High Performance Unit Program 2004 Plan | Employee Stock Performance Award Participant | HPU
Class of Stock [Line Items]
Stock performance award common stock shares basis for distribution calculation		1,031,875
Stock performance award, shares outstanding, number			5,000